Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Disclosure of principal exchange rates used to translate other currencies	The principal exchange rates used to translate other currencies into Euro were as follows:

	2023		2022		2021
	Average	At December 31	Average	At December 31	Average	At December 31
U.S. Dollar (USD)	1.081	1.105	1.054	1.067	1.183	1.133
Argentine Peso (ARS)(1)	n.a.	893.404	n.a.	188.915	n.a.	116.360
Brazilian Real (BRL)	5.401	5.350	5.441	5.568	6.377	6.320
Canadian Dollar (CAD)	1.460	1.464	1.370	1.444	1.483	1.439
Swiss Franc (CHF)	0.972	0.926	1.005	0.985	1.082	1.033
Chinese Renminbi (CNY)	7.657	7.851	7.079	7.358	7.633	7.195
Turkish Lira (TRY)(2)	n.a.	32.603	n.a.	19.953	n.a.	15.100
Pound Sterling (GBP)	0.870	0.869	0.853	0.887	0.860	0.840
Mexican Peso (MXN)	19.193	18.723	21.203	20.856	23.989	23.144
Polish Zloty (PLN)	4.544	4.348	4.686	4.690	4.566	4.599
Japanese Yen (JPY)	151.854	156.330	137.931	140.660	129.848	130.380
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n.a. = not applicable
(1) From July 1, 2018, Argentina’s economy was considered to be hyperinflationary. Transactions after July 1, 2018 for entities with the Argentine Peso as the functional currency were translated using the spot rate at the end of the period. The price indices used are published by the Insituto Nacional de Estadistica y Censos de la Republica Argentina
(2) From April 1, 2022, Turkey’s economy was considered to be hyperinflationary. Transactions after January 1, 2022 for entities with the Turkish Lira as the functional currency were translated using the spot rate at the end of the period. The price indices used are published by the Turkish Statistical Institute
Disclosure of estimated useful lives for property, plant and equipment	During the years ended December 31, 2023, 2022 and 2021, assets depreciated on a straight-line basis over their estimated useful lives as follows:

Years
Buildings	33 - 40
Plant, machinery and equipment	2 - 25
Other assets	2 - 34

	Land	Buildings	Plant, machinery and equipment	Other assets(1)	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2022	€1,651	€10,232	€45,548	€6,074	€3,944	€67,449
Additions	—	322	3,133	367	1,017	4,839
Divestitures and disposals	(39)	(491)	(1,018)	(280)	(67)	(1,895)
Change in the scope of consolidation	7	(6)	(10)	60	1	52
Translation differences	43	242	862	19	188	1,354
Transfer to Assets held for sale	(104)	(168)	(158)	(7)	(18)	(455)
Other changes	(9)	129	1,334	423	(1,402)	475
At December 31, 2022	1,549	10,260	49,691	6,656	3,663	71,819
Additions	30	368	1,693	2,123	3,481	7,695
Divestitures and disposals	(65)	(505)	(1,496)	(292)	—	(2,358)
Change in the scope of consolidation	(6)	25	66	(5)	13	93
Translation differences	(16)	(120)	(521)	(67)	(75)	(799)
Transfer to Assets held for sale	(40)	(36)	(5)	—	—	(81)
Other changes	(4)	123	1,299	30	(1,540)	(92)
At December 31, 2023	1,448	10,115	50,727	8,445	5,542	76,277
Accumulated depreciation and impairment losses at January 1, 2022	17	4,169	26,520	1,231	24	31,961
Depreciation	3	583	3,633	434	—	4,653
Divestitures and disposal	(1)	(250)	(1,012)	(154)	—	(1,417)
Impairment losses and asset write-offs	9	37	—	—	—	46
Change in the scope of consolidation	2	(2)	15	24	—	39
Translation differences	—	26	150	(3)	3	176
Transfer to Assets held for sale	—	(84)	(112)	(4)	—	(200)
Other changes	2	11	158	185	—	356
At December 31, 2022	32	4,490	29,352	1,713	27	35,614
Depreciation	4	543	3,989	601	—	5,137
Divestitures and disposals	(6)	(397)	(1,418)	(214)	—	(2,035)
Impairment losses and asset write-offs	4	(5)	58	1	—	58
Change in the scope of consolidation	1	—	35	—	—	36
Translation differences	(1)	(30)	(252)	(28)	(1)	(312)
Transfer to Assets held for sale	—	(4)	(5)	—	—	(9)
Other changes	(2)	46	49	9	(1)	101
At December 31, 2023	32	4,643	31,808	2,082	25	38,590
Carrying amount at December 31, 2022	€1,517	€5,770	€20,339	€4,943	€3,636	€36,205
Carrying amount at December 31, 2023	€1,416	€5,472	€18,919	€6,363	€5,517	€37,687
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(1) Other assets includes vehicles sold with a buy-back commitments for which the divestitures are reported on a net basis within the changes of gross carrying amount

Disclosure of initial measurement and measurement category of financial instruments

Financial asset cash flow business model	Initial measurement(1)	Measurement category(3)
Solely to collect the contractual cash flows (Held to Collect)	Fair Value including transaction costs	Amortized Cost(2)
Collect both the contractual cash flows and generate cash flows arising from the sale of assets (Held to Collect and Sell)	Fair Value including transaction costs	Fair value through other comprehensive income (“FVOCI”)
Generate cash flows primarily from the sale of assets (Held to Sell)	Fair Value	FVPL
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(1) Trade receivables without a significant financing component, as defined by IFRS 15, are initially measured at the transaction price
(2) Receivables with maturities of over one year, which bear no interest or have an interest rate significantly lower than market rates were discounted using market rates
(3) On initial recognition, the Company could irrevocably designate a financial asset at FVPL that otherwise met the requirements to be measured at amortized cost or at FVOCI if doing so eliminated or significantly reduced an accounting mismatch that would otherwise arise

Disclosure of impairment models used for financial assets categories	The table below indicates the impairment model used for each of the Company’s financial asset categories. Impairment losses on financial assets are recognized in the Consolidated Income Statement within the corresponding line items, based on the classification of the counterparty.

Financial asset	IFRS 9 impairment model
Trade receivables	Simplified approach
Receivables from financing activities	General approach
Other receivables	General approach

Disclosure of three-stages method for determining and measuring impairment	The “three-stages” for determining and measuring the impairment based on changes in credit quality since initial recognition are summarized below:

Stage	Description	Time period for measurement of ECL
Stage 1	A financial instrument that is not credit-impaired on initial recognition	12-month ECL
Stage 2	A financial instrument with a significant increase in credit risk since initial recognition	Lifetime ECL
Stage 3	A financial instrument that is credit-impaired or has defaulted	Lifetime ECL

Disclosure of sensitivity analysis for actuarial assumptions	At December 31, 2023, the effect on the defined benefit obligation of a decrease or increase in the discount rate, holding all other assumptions constant, is as follows:

	Effect on pension benefit obligation increase/ (decrease) in Net liability	Germany and France	UK	US and Canada	Other
	(€ million)
25 basis point decrease in discount rate	584	100	44	434	6
25 basis point increase in discount rate	(559)	(95)	(42)	(416)	(6)
At December 31, 2023, the effect of a decrease or increase in the key assumptions affecting the health care and life insurance plans, holding all other assumptions constant, is shown below:

Effect on health care, life insurance and OPEB obligation
(€ million)
25 basis point decrease in discount rate	68
25 basis point increase in discount rate	(66)
100 basis point decrease in health care cost trend rate	(16)
100 basis point increase in health care cost trend rate	17